This is filed pursuant to Rule 497(e).

AllianceBernstein Blended Style Series, Inc.
File Nos. 333-87002 and 811-21081.

AllianceBernstein Americas Government Income Trust, Inc.
File Nos. 33-45328 and 811-06554.

AllianceBernstein Bond Fund, Inc.
File Nos. 2-48227 and 811-02383.

AllianceBernstein Emerging Market Debt Fund, Inc.
File Nos. 33-72460 and 811-08188.

AllianceBernstein Global Strategic Income Trust, Inc.
File Nos. 33-63797 and 811-07391.

AllianceBernstein High Yield Fund, Inc.
File Nos. 333-18505 and 811-09160.

AllianceBernstein Multi-Market Strategy Trust, Inc.
File Nos. 33-39350 and 811-06251.

AllianceBernstein Exchange Reserves
File Nos. 33-74230 and 811-08294.

AllianceBernstein All-Asia Investment Fund, Inc.
File Nos. 33-84270 and 811-08776.

AllianceBernstein Global Small Cap Fund, Inc.
File Nos. 2-25364 and 811-01415.

AllianceBernstein Greater China '97 Fund, Inc.
File Nos. 333-26229 and 811-08201.

AllianceBernstein Health Care Fund, Inc.
File Nos. 333-77953 and 811-09329.

AllianceBernstein International Premier Growth Fund, Inc.
File Nos. 333-41375 and 811-08527.

AllianceBernstein Mid-Cap Growth Fund, Inc.
File Nos. 2-10768 and 811-00204.

AllianceBernstein New Europe Fund, Inc.
File Nos. 33-37848 and 811-06028.

AllianceBernstein Premier Growth Fund, Inc.
File Nos. 33-49530 and 811-06730.

AllianceBernstein Quasar Fund, Inc.
File Nos. 2-29901 and 811-01716.

AllianceBernstein Technology Fund, Inc.
File Nos. 2-70427 and 811-03131.

AllianceBernstein Worldwide Privatization Fund, Inc.
File Nos. 33-76598 and 811-08426.

The AllianceBernstein Portfolios
File Nos. 33-12988 and 811-05088.

AllianceBernstein Municipal Income Fund, Inc.
File Nos. 33-07812 and 811-04791.

AllianceBernstein Municipal Income Fund II
File Nos. 33-60560 and 811-07618.

AllianceBernstein Select Investor Series, Inc.
File Nos. 333-08818 and 811-09176.

AllianceBernstein Trust
File Nos. 333-51938 and 811-10221.

AllianceBernstein Balanced Shares, Inc.
File Nos. 2-10988 and 811-00134.

AllianceBernstein Disciplined Value Fund, Inc.
File Nos. 333-90261 and 811-09687.

AllianceBernstein Growth and Income Fund, Inc.
File Nos. 2-11023 and 811-00126.

AllianceBernstein Real Estate Investment Fund, Inc.
File Nos. 333-08153 and 811-07707.

AllianceBernstein Utility Income Fund, Inc.
File Nos. 33-66630 and 811-07916.

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT [LOGO] (R)

                        ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.
                                  U.S. Large Cap Portfolio

                                ALLIANCEBERNSTEIN BOND FUNDS
                  AllianceBernstein Americas Government Income Trust, Inc.
                             AllianceBernstein Bond Fund, Inc.
                         AllianceBernstein Corporate Bond Portfolio
                          AllianceBernstein Quality Bond Portfolio
                        AllianceBernstein U.S. Government Portfolio
                     AllianceBernstein Emerging Market Debt Fund, Inc.
                   AllianceBernstein Global Strategic Income Trust, Inc.
                          AllianceBernstein High Yield Fund, Inc.
                    AllianceBernstein Multi-Market Strategy Trust, Inc.

                            ALLIANCEBERNSTEIN EXCHANGE RESERVES

                               ALLIANCEBERNSTEIN GROWTH FUNDS
                      AllianceBernstein All-Asia Investment Fund, Inc.
                       AllianceBernstein Global Small Cap Fund, Inc.
                       AllianceBernstein Greater China '97 Fund, Inc.
                          AllianceBernstein Health Care Fund, Inc.
                 AllianceBernstein International Premier Growth Fund, Inc.
                        AllianceBernstein Mid-Cap Growth Fund, Inc.
                          AllianceBernstein New Europe Fund, Inc.
                        AllianceBernstein Premier Growth Fund, Inc.
                            AllianceBernstein Quasar Fund, Inc.
                          AllianceBernstein Technology Fund, Inc.
                    AllianceBernstein Worldwide Privatization Fund, Inc.
              The AllianceBernstein Portfolios - AllianceBernstein Growth Fund

                       ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

                         ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

                       ALLIANCEBERNSTEIN SELECT INVESTOR SERIES, INC.
                                  Biotechnology Portfolio
                                     Premier Portfolio
                                 Small Cap Growth Portfolio
                                    Technology Portfolio

                               ALLIANCEBERNSTEIN VALUE FUNDS
                                  AllianceBernstein Trust
                          AllianceBernstein Balanced Shares, Inc.
                       AllianceBernstein Disciplined Value Fund, Inc.
                       AllianceBernstein Growth and Income Fund, Inc.
                    AllianceBernstein Real Estate Investment Fund, Inc.
                        AllianceBernstein Utility Income Fund, Inc.

                              THE ALLIANCEBERNSTEIN PORTFOLIOS
                            Alliance Conservative Investors Fund
                               Alliance Growth Investors Fund
             -----------------------------------------------------------------

                             Supplement dated May 12, 2003 to:

The Statement of Additional Information dated July 15, 2002 of U.S. Large Cap Portfolio of AllianceBernstein Blended Style Series, Inc.;

The Statement of Additional Information dated September 1, 2002 as amended April 15, 2003 of Alliance Conservative Investors Fund and Alliance Growth Investors Fund of The AllianceBernstein Portfolios;

The Statement of Additional Information dated November 1, 2002 as amended March 31, 2003 of AllianceBernstein Balanced Shares, Inc., AllianceBernstein Corporate Bond Portfolio, AllianceBernstein Quality Bond Portfolio and AllianceBernstein U.S. Government Portfolio of AllianceBernstein Bond Fund, Inc., AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Global Small Cap Fund, Inc., AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Health Care Fund, Inc., AllianceBernstein New Europe Fund, Inc. and AllianceBernstein Worldwide Privatization Fund, Inc.;

The Statement of Additional Information dated January 30, 2003 as amended March 31, 2003 of AllianceBernstein Exchange Reserves;

The Statement of Additional Information dated February 1, 2003 as amended March 31, 2003 of AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein International Premier Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Premier Growth Fund, Inc., AllianceBernstein Quasar Fund, Inc. and AllianceBernstein Technology Fund, Inc.;

The Statement of Additional Information dated February 1, 2003 as amended April 15, 2003 of AllianceBernstein Growth Fund of The AllianceBernstein Portfolios;

The Statement of Additional Information dated March 1, 2003 as amended March 31, 2003 of Biotechnology Portfolio, Premier Portfolio, Small Cap Growth Portfolio and Technology Portfolio of AllianceBernstein Select Investor Series, Inc.;

The Statement of Additional Information dated March 3, 2003 as amended March 31, 2003 of AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Global Strategic Income Trust, Inc. and AllianceBernstein Multi-Market Strategy Trust, Inc.;

The Statement of Additional Information dated March 31, 2003 of
AllianceBernstein Disciplined Value Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc. and AllianceBernstein Utility Income Fund, Inc.; and

The Statement of Additional Information dated March 31, 2003 as amended April 15, 2003 of AllianceBernstein Trust.

     The list of "AllianceBernstein Mutual Funds" under the heading "Purchase of Shares - Class A Shares - Combined Purchase Privilege" is replaced in its entirety with the following:

AllianceBernstein All-Asia Investment Fund, Inc.
AllianceBernstein Americas Government Income Trust, Inc.
AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
  -U.S. Large Cap Portfolio
AllianceBernstein Bond Fund, Inc.
  -AllianceBernstein Corporate Bond Portfolio
  -AllianceBernstein Quality Bond Portfolio
  -AllianceBernstein U.S. Government Portfolio
AllianceBernstein Disciplined Value Fund, Inc.
AllianceBernstein Emerging Market Debt Fund, Inc.
AllianceBernstein Exchange Reserves
AllianceBernstein Global Small Cap Fund, Inc.
AllianceBernstein Global Strategic Income Trust, Inc.
AllianceBernstein Greater China '97 Fund, Inc.
AllianceBernstein Growth and Income Fund, Inc.
AllianceBernstein Health Care Fund, Inc.
AllianceBernstein High Yield Fund, Inc.
AllianceBernstein International Premier Growth Fund, Inc.
AllianceBernstein Mid-Cap Growth Fund, Inc.
AllianceBernstein Multi-Market Strategy Trust, Inc.
AllianceBernstein Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
AllianceBernstein Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
AllianceBernstein New Europe Fund, Inc.
AllianceBernstein Premier Growth Fund, Inc.
AllianceBernstein Quasar Fund, Inc.
AllianceBernstein Real Estate Investment Fund, Inc.
AllianceBernstein Select Investor Series, Inc.
  -Biotechnology Portfolio
  -Premier Portfolio
  -Small Cap Growth Portfolio
  -Technology Portfolio
AllianceBernstein Technology Fund, Inc.
AllianceBernstein Trust
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Small Cap Value Fund
  -AllianceBernstein Value Fund
AllianceBernstein Utility Income Fund, Inc.
AllianceBernstein Worldwide Privatization Fund, Inc.
The AllianceBernstein Portfolios
  -AllianceBernstein Growth Fund
  -AllianceBernstein Conservative Investors Fund
  -AllianceBernstein Growth Investors Fund
Sanford C. Bernstein Fund, Inc.
  -Intermediate Diversified Municipal Portfolio
  -Intermediate California Municipal Portfolio
  -Intermediate New York Municipal Portfolio

You should retain this Supplement for future reference.
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(R) This is a registered mark used under license from the owner,
AllianceBernstein Investment Research and Management, Inc.



00250.0073 #403399